Document and Entity Information	Oct. 28, 2026
Entity Information [Line Items]
Entity Central Index Key	0001570585
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Liberty Global Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-35961
Entity Tax Identification Number	98-1750381
Entity Address, Address Line One	Richmond House
Entity Address, Address Line Two	12 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 01
Country Region	1
City Area Code	303
Local Phone Number	220.6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A common shares
Trading Symbol	LBTYA
Security Exchange Name	NASDAQ
Common Class B [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class B common shares
Trading Symbol	LBTYB
Security Exchange Name	NASDAQ
Common Class C [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class C common shares
Trading Symbol	LBTYK
Security Exchange Name	NASDAQ